Fair Value Measurements - Plan's investment assets at fair value (Details) - SAP America, Inc. 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 9,182,568,777	$ 8,079,763,436
Level 1,2 and 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	8,989,982,925	7,863,084,018
Level 1,2 and 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,095,317,017	2,740,041,467
Level 1,2 and 3 | Vanguard Brokerage Option
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	215,176,354	177,375,039
Level 1,2 and 3 | SAP ADR Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	118,251,590	121,650,017
Level 1,2 and 3 | Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,561,237,964	4,824,017,495
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,428,744,961	3,039,066,523
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,095,317,017	2,740,041,467
Level 1 | Vanguard Brokerage Option
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	215,176,354	177,375,039
Level 1 | SAP ADR Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	118,251,590	121,650,017
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,561,237,964	4,824,017,495
Level 2 | Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,561,237,964	4,824,017,495
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Net asset value | Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 192,585,852	$ 216,679,418